Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 126,071	$ 86,689	$ 434,094	$ 260,892	$ 93,811
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues	96.00%	98.00%	99.00%	98.00%	87.00%
US
Disclosure of geographical areas [line items]
Total revenue	$ 39,182	$ 28,944	$ 136,570		$ 38,066
Europe
Disclosure of geographical areas [line items]
Total revenue	26,715	20,907	93,620		22,956
FSU
Disclosure of geographical areas [line items]
Total revenue	13,146	11,635	57,794		19,008
Asia
Disclosure of geographical areas [line items]
Total revenue	35,324	18,280	106,404		7,671
Other
Disclosure of geographical areas [line items]
Total revenue	$ 11,704	$ 6,923	$ 39,706		$ 6,110